FINANCIAL RISK MANAGEMENT - Maturity Analysis of Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	$ 2,091	$ 1,352
Corporate borrowings	2,475	1,993
Non-recourse borrowings	18,676	13,206
Financial liabilities (current and non-current)	2,173	1,280
Lease liabilities	2,795	0
Interest Expense:
Corporate borrowings	436	386
Non-recourse borrowings	5,620	4,305
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	1,702	1,048
Corporate borrowings	0	0
Non-recourse borrowings	1,405	995
Financial liabilities (current and non-current)	327	124
Lease liabilities	223	0
Interest Expense:
Corporate borrowings	74	67
Non-recourse borrowings	715	595
1-2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	94	48
Corporate borrowings	0	0
Non-recourse borrowings	1,019	794
Financial liabilities (current and non-current)	293	26
Lease liabilities	194	0
Interest Expense:
Corporate borrowings	74	66
Non-recourse borrowings	660	542
2-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	41	36
Corporate borrowings	1,705	605
Non-recourse borrowings	7,110	5,127
Financial liabilities (current and non-current)	1,080	1,037
Lease liabilities	475	0
Interest Expense:
Corporate borrowings	165	178
Non-recourse borrowings	1,762	1,397
5 plus years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	254	220
Corporate borrowings	770	1,388
Non-recourse borrowings	9,142	6,290
Financial liabilities (current and non-current)	473	93
Lease liabilities	1,903	0
Interest Expense:
Corporate borrowings	123	75
Non-recourse borrowings	$ 2,483	$ 1,771